Supplemental information on oil and gas activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	$ 54,541	$ 0	$ 0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	54,541	0	0
Exploration	54,332	54,330	25,201
Development	76,208	74,950	17,257
Total costs incurred	130,540	129,280	42,458
Colombia [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	34,242	37,017	15,233
Development	65,174	49,268	12,500
Total costs incurred	99,416	86,285	27,733
Chile [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	6,221	3,283	5,519
Development	3,033	10,231	4,566
Total costs incurred	9,254	13,514	10,085
Brazil [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	3,217	5,207	2,555
Development	(2,220)	1,210	191
Total costs incurred	997	6,417	2,746
Argentina [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	54,541	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	54,541	0	0
Exploration	9,383	8,080	1,894
Development	1,836	167	0
Total costs incurred	11,219	8,247	1,894
Peru [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	1,269	743	0
Development	8,385	14,074	0
Total costs incurred	$ 9,654	$ 14,817	$ 0